Commitments, Contingent Liabilities and Liens (Tables)	12 Months Ended
Dec. 31, 2013
Commitments, Contingent Liabilities and Liens [Abstract]
Schedule of Operating Lease Annual Payments
The annual payments the Company is committed to pay over the next five years and thereafter, as of December 31, 2013, are as follows:

	Operating Facility Leases	Operating Car Leases	Operating Network Leases	Total

2014	746	661	43,532	44,939
2015	614	539	58,078	59,230
2016	250	76	24,004	24,330
2017	-	-	591	591
2018 and there after	-	-	-	-

Schedule of Amounts of Guarantees
As at balance sheet date the amounts of guarantees are as follows:
	December 31	December 31
	2012	2013
Guarantees provided by the banks to
third parties	2,426	2,800